CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 25,865,673	$ 33,333,746	$ 34,407,761
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	36,887,285	32,622,546	27,623,368
Depreciation and amortization	3,318,710	3,156,828	2,910,855
Provision for deferred taxes	1,037,993	41,211	145,730
(Loss) Earnings in equity method investment	1,070,074	(847,943)	(211,635)
Losses due to called redemptions on marketable securities, loss on sales of equipment and amortization on securities	768,903	1,101,092	1,004,266
Decrease (increase) in miscellaneous assets	(1,836,742)	421,877	(1,561,178)
Decrease in other liablities	(149,424)	1,011,240	(333,179)
Net Cash Provided by (Used in) Operating Activities	66,962,472	70,840,597	63,985,988
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(387,639,565)	(351,600,837)	(334,922,921)
Loan payments	332,703,123	300,064,326	281,446,113
Increase (decrease) in restricted cash	(8,262,309)	(98,705)	3,702,378
Purchases of securities, available for sale	(20,649,356)	(30,969,513)	(38,947,670)
Purchase of equity fund investment		(15,000,000)	(10,000,000)
Sales of securities, available for sale	797,246		4,199,916
Redemptions of securities, available for sale	9,200,000	11,895,000	12,880,000
Redemptions of securities, held to maturity	5,340,000	6,455,000	2,975,000
Capital expenditures	(3,045,037)	(4,487,073)	(2,715,004)
Proceeds from sale of equipment	37,737	84,231	45,662
Net Cash Provided by (Used in) Investing Activities	(71,518,161)	(83,657,571)	(81,336,526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	12,470,939	4,475,141	4,022,163
Advances on credit line	531,641	531,475	531,375
Payments on credit line	(531,641)	(531,475)	(531,375)
Commercial paper issued	67,964,535	65,587,144	61,559,542
Commercial Paper redeemed	(27,132,379)	(42,891,237)	(33,460,285)
Subordinated debt issued	8,164,215	7,210,193	8,645,970
Subordinated debt redeemed	(9,886,744)	(9,862,162)	(11,185,439)
Dividends / Distributions	(10,302,002)	(23,375,402)	(14,017,609)
Net Cash Provided by (Used in) Financing Activities	41,278,564	1,143,677	15,564,342
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,722,875	(11,673,297)	(1,786,196)
CASH AND CASH EQUIVALENTS, beginning	14,726,542	26,399,839	28,186,035
CASH AND CASH EQUIVALENTS, ending	51,449,417	14,726,542	26,399,839
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest	12,874,565	11,881,150	11,537,662
Cash paid during the period for income taxes	3,768,000	$ 4,304,000	3,857,000
Non-cash exchange of investment securities	$ 533,859		$ 2,830,022